Risk/Return Detail Data - SelectPortfoliosFinancialsPortfolio-AMCIZPro - USD ($)			12 Months Ended											60 Months Ended	120 Months Ended
		Aug. 05, 2026	Aug. 05, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 05, 2026	Aug. 05, 2026
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio | Fidelity Advisor Financials Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.68%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[2]	0.02%
Expenses (as a percentage of Assets)		0.95%
Expense Example, with Redemption, 1 Year		$ 666
Expense Example, with Redemption, 3 Years		860
Expense Example, with Redemption, 5 Years		1,070
Expense Example, with Redemption, 10 Years		1,674
Expense Example, No Redemption, 1 Year		666
Expense Example, No Redemption, 3 Years		860
Expense Example, No Redemption, 5 Years		1,070
Expense Example, No Redemption, 10 Years		$ 1,674
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.16%											16.46%	13.37%
Annual Return [Percent]				15.16%	32.80%	14.51%	(8.17%)	33.24%	0.94%	34.24%	(15.86%)	20.94%	18.67%
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio | Fidelity Advisor Financials Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.68%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):	[2]	0.02%
Expenses (as a percentage of Assets)		1.20%
Expense Example, with Redemption, 1 Year		$ 468
Expense Example, with Redemption, 3 Years		718
Expense Example, with Redemption, 5 Years		987
Expense Example, with Redemption, 10 Years		1,754
Expense Example, No Redemption, 1 Year		468
Expense Example, No Redemption, 3 Years		718
Expense Example, No Redemption, 5 Years		987
Expense Example, No Redemption, 10 Years		$ 1,754
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio | Fidelity Advisor Financials Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[3]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.68%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):	[2]	0.02%
Expenses (as a percentage of Assets)		1.70%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 273
Expense Example, with Redemption, 3 Years		536
Expense Example, with Redemption, 5 Years		923
Expense Example, with Redemption, 10 Years		1,810
Expense Example, No Redemption, 1 Year		173
Expense Example, No Redemption, 3 Years		536
Expense Example, No Redemption, 5 Years		923
Expense Example, No Redemption, 10 Years		$ 1,810
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio | Fidelity Advisor Financials Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[2]	0.02%
Expenses (as a percentage of Assets)		0.70%
Expense Example, with Redemption, 1 Year		$ 72
Expense Example, with Redemption, 3 Years		224
Expense Example, with Redemption, 5 Years		390
Expense Example, with Redemption, 10 Years		871
Expense Example, No Redemption, 1 Year		72
Expense Example, No Redemption, 3 Years		224
Expense Example, No Redemption, 5 Years		390
Expense Example, No Redemption, 10 Years		$ 871
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio | Fidelity Advisor Financials Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[2]	0.02%
Expenses (as a percentage of Assets)		0.58%
Expense Example, with Redemption, 1 Year		$ 59
Expense Example, with Redemption, 3 Years		186
Expense Example, with Redemption, 5 Years		324
Expense Example, with Redemption, 10 Years		726
Expense Example, No Redemption, 1 Year		59
Expense Example, No Redemption, 3 Years		186
Expense Example, No Redemption, 5 Years		324
Expense Example, No Redemption, 10 Years		$ 726
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Financials Portfolio /Fidelity Advisor® Financials Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Financials Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 19 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate		37.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 19 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services, including mortgage real estate investment trusts (REITs); providers of personal loans and other consumer payment and finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; and reinsurance companies. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Financials Portfolio, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Financials Portfolio, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Financials Portfolio, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Financials Portfolio, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Financials Portfolio because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Financials Portfolio's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		3.35%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		30.78%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(34.99%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio | After Taxes on Distributions | Fidelity Advisor Financials Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.06%											14.70%	11.71%
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio | After Taxes on Distributions and Sales | Fidelity Advisor Financials Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.08%											12.87%	10.59%
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio | IXZ92
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Financials 5% Capped Linked Index
Average Annual Return, Percent			14.94%											15.47%	13.01%
SelectPortfoliosFinancialsPortfolio-AMCIZPro | Select Financials Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											14.42%	14.82%
Document Type		485BPOS
Registrant Name		Fidelity Select Portfolios

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	A Based on estimated amounts for the current fiscal year.
[3]	B On Class C shares redeemed less than one year after purchase.